Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is involved in litigation and arbitrations from time to time in the ordinary course of business. After consulting legal counsel, the Company does not believe that the outcome of any such pending or threatened litigation will have a material adverse effect on its financial condition or results of operations. However, as is inherent in legal proceedings, there is a risk that an unpredictable decision adverse to the Company could be reached. The Company records legal costs associated with loss contingencies as incurred. Settlements are accrued when, and if, they become probable and estimable.

17. COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is involved in litigation and arbitrations from time to time in the ordinary course of business. The Company does not believe that the outcome of any such pending or threatened litigation will have a material adverse effect on its financial condition or results of operations. However, as is inherent in legal proceedings, there is a risk that an unpredictable decision adverse to the Company could be reached. The Company records legal costs associated with loss contingencies as incurred. Settlements are accrued when, and if, they become probable and estimable.

Employment Agreement

On September 28, 2015, we entered into an employment agreement with Scott Mathis, our CEO (the “Employment Agreement”). Among other things, the agreement provides for a three-year term of employment at an annual salary of $401,700 (subject to a 3% cost-of-living adjustment per year), bonus eligibility, paid vacation and specified business expense reimbursements. The agreement sets limits on the Mr. Mathis’ annual sales of GGH common stock. Mr. Mathis is subject to a covenant not to compete during the term of the agreement and following his termination for any reason, for a period of twelve months. Upon a change of control (as defined by the agreement), all of Mr. Mathis’ outstanding equity-based awards will vest in full and his employment term resets to two years from the date of the change of control. Following Mr. Mathis’s termination for any reason, Mr. Mathis is prohibited from soliciting Company clients or employees for one year and disclosing any confidential information of GGH for a period of two years. The agreement may be terminated by the Company for cause or by the CEO for good reason, in accordance with the terms of the agreement. On September 20, 2018, the Board of Directors extended the Employment Agreement on the same terms for a period of 120 days. On January 31, 2019, the Board of Directors of the Company extended Scott Mathis’ employment agreement through April 30, 2019. All other terms of the Employment Agreement remain the same.

Importer Agreement

The Company entered into an agreement (the “Importer Agreement”) with an importer (the “Importer”) effective June 1, 2016, pursuant to which the Company has engaged the Importer as its sole and exclusive importer, distributor and marketing agent of wine in the United States for certain minimum sales quantities at prices mutually agreed upon by the Company and the Importer. The Importer Agreement terminates on December 31, 2020 and is automatically renewable for an indefinite number of successive three-year terms, unless terminated by the Company or the Importer for cause, as defined in the Importer Agreement.

Lease Commitments

The Company leases office space in New York City under an operating lease (as amended) which expires on August 31, 2020. Rent expense for this property was $211,271 and $192,237 for the years ended December 31, 2018 and 2017, respectively, net of expense allocation to affiliates (see Note 14 – Related Party Transactions – Expense Sharing).

Future minimum payments on this operating lease are as follows:

For the Years Ending
December 31,	Amount

2019	$240,376
2020	163,424
Total	$403,800

Reverse Stock Split

On December 12, 2017, the Company’s Board of Directors approved a five-for-one reverse stock split, to be effective upon the Company’s uplisting to a national stock exchange.